September 2021
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Edward Przybycien
Account Administrator
312-332-7535
Edward.Przybycien@usbank.com
https://pivot.usbank.com/
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bancorp Bank
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
RAIT Funding, LLC
Mortgage Loan Seller:
Rialto Mortgage Finance, LLC
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Midland Loan Services,
a Division of PNC Bank, National Association
Operating Advisor:
Situs Holdings, LLC
Payment Date:
Sep 13, 2021
Prior Payment:
Aug 12, 2021
Next Payment:
Oct 13, 2021
Record Date:
Aug 31, 2021
Determination Date:
Sep 7, 2021
First Payment Date:
Apr 11, 2014
Closing Date:
Mar 20, 2014
Rated Final Distribution Date::
Mar 11, 2047
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail

Payment Detail (Exchange Certificates)

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Additional Reconciliation Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

REO Status Report

REO Additional Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

Historical Liquidation Loss Loan Detail

Additional Loan Detail

Investor Notice

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
1.199000%
49,387,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
2.790000%
125,716,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
3.753000%
215,000,000.00
111,828,933.85
1,908,177.23
467,716.00
2,375,893.23
0.00
109,920,756.62
A-4
4.023000%
246,848,000.00
246,848,000.00
0.00
827,557.92
827,557.92
0.00
246,848,000.00
A-AB
3.552000%
74,468,000.00
36,936,075.27
1,493,047.45
196,265.24
1,689,312.69
0.00
35,443,027.82
X-A
1.293846%
777,479,000.00
461,673,009.12
0.00
571,760.87
571,760.87
0.00
458,271,784.44
X-B
0.454838%
50,816,000.00
50,816,000.00
0.00
19,260.86
19,260.86
0.00
50,816,000.00
X-C
0.500000%
21,596,000.00
21,596,000.00
0.00
8,998.33
8,998.33
0.00
21,596,000.00
X-D
1.594838%
60,979,707.00
59,536,347.67
0.00
79,125.68
79,125.68
0.00
59,536,347.67
A-S
4.345000%
66,060,000.00
66,060,000.00
0.00
239,192.25
239,192.25
0.00
66,060,000.00
100.00%
B
4.805000%
50,816,000.00
50,816,000.00
0.00
203,475.73
203,475.73
0.00
50,816,000.00
100.00%
C
5.259838%
50,816,000.00
50,816,000.00
0.00
222,736.59
222,736.59
0.00
50,816,000.00
100.00%
D
5.259838%
54,627,000.00
54,627,000.00
0.00
239,440.96
239,440.96
0.00
54,627,000.00
E
4.759838%
21,596,000.00
21,596,000.00
0.00
85,661.21
85,661.21
0.00
21,596,000.00
F
3.665000%
11,434,000.00
11,434,000.00
0.00
34,921.34
34,921.34
0.00
11,434,000.00
G
3.665000%
49,545,707.00
48,102,347.67
0.00
139,773.62
139,773.62
0.00
48,102,347.67
R
0.000000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,016,313,707.00
699,064,356.79
3,401,224.68
3,335,886.61
6,737,111.29
0.00
695,663,132.11
September 2021
PAYMENT DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Exchanged
A-S
4.345000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
B
4.805000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
C
5.259838%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00
September 2021
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
17322AAA0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
17322AAB8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
17322AAC6
520.13457605
8.87524293
2.17542327
11.05066620
0.00000000
511.25933312
A-4
17322AAD4
1000.00000000
0.00000000
3.35250000
3.35250000
0.00000000
1000.00000000
A-AB
17322AAE2
495.99929191
20.04951724
2.63556477
22.68508202
0.00000000
475.94977467
X-A
17322AAJ1
593.80769014
0.00000000
0.73540362
0.73540362
0.00000000
589.43300647
X-B
17322AAK8
1000.00000000
0.00000000
0.37903142
0.37903142
0.00000000
1000.00000000
X-C
17322AAV4
1000.00000000
0.00000000
0.41666667
0.41666667
0.00000000
1000.00000000
X-D
17322AAX0
976.33049746
0.00000000
1.29757391
1.29757391
0.00000000
976.33049746
A-S
17322AAF9
1000.00000000
0.00000000
3.62083333
3.62083333
0.00000000
1000.00000000
B
17322AAG7
1000.00000000
0.00000000
4.00416667
4.00416667
0.00000000
1000.00000000
C
17322AAH5
1000.00000000
0.00000000
4.38319809
4.38319809
0.00000000
1000.00000000
D
17322AAM4
1000.00000000
0.00000000
4.38319809
4.38319809
0.00000000
1000.00000000
E
17322AAP7
1000.00000000
0.00000000
3.96653142
3.96653142
0.00000000
1000.00000000
F
17322AAR3
1000.00000000
0.00000000
3.05416667
3.05416667
0.00000000
1000.00000000
G
17322AAT9
970.86812526
0.00000000
2.82110450
2.82110450
0.00000000
970.86812526
R
17322AAZ5
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
PEZ
17322AAL6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
September 2021
FACTOR DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
Balance
Principal
Principal
Loss
Expenses
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
111,828,933.85
597,145.03
1,311,032.20
0.00
0.00
109,920,756.62
0.00
A-4
246,848,000.00
0.00
0.00
0.00
0.00
246,848,000.00
0.00
A-AB
36,936,075.27
467,234.30
1,025,813.15
0.00
0.00
35,443,027.82
0.00
A-S
66,060,000.00
0.00
0.00
0.00
0.00
66,060,000.00
0.00
B
50,816,000.00
0.00
0.00
0.00
0.00
50,816,000.00
0.00
C
50,816,000.00
0.00
0.00
0.00
0.00
50,816,000.00
0.00
D
54,627,000.00
0.00
0.00
0.00
0.00
54,627,000.00
0.00
E
21,596,000.00
0.00
0.00
0.00
0.00
21,596,000.00
0.00
F
11,434,000.00
0.00
0.00
0.00
0.00
11,434,000.00
0.00
G
48,102,347.67
0.00
0.00
0.00
0.00
48,102,347.67
1,443,359.33
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
699,064,356.79
1,064,379.33
2,336,845.35
0.00
0.00
695,663,132.11
1,443,359.33
September 2021
PRINCIPAL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
349,744.99
0.00
0.00
0.00
117,971.01
467,716.00
0.00
A-4
827,557.92
0.00
0.00
0.00
0.00
827,557.92
0.00
A-AB
109,330.78
0.00
0.00
0.00
86,934.45
196,265.24
0.00
X-A
497,778.31
0.00
0.00
0.00
73,982.56
571,760.87
0.00
X-B
19,260.86
0.00
0.00
0.00
0.00
19,260.86
0.00
X-C
8,998.33
0.00
0.00
0.00
0.00
8,998.33
0.00
X-D
79,125.68
0.00
0.00
0.00
0.00
79,125.68
0.00
A-S
239,192.25
0.00
0.00
0.00
0.00
239,192.25
0.00
B
203,475.73
0.00
0.00
0.00
0.00
203,475.73
0.00
C
222,736.59
0.00
0.00
0.00
0.00
222,736.59
0.00
D
239,440.96
0.00
0.00
0.00
0.00
239,440.96
0.00
E
85,661.21
0.00
0.00
0.00
0.00
85,661.21
0.00
F
34,921.34
0.00
0.00
0.00
0.00
34,921.34
0.00
G
146,912.59
0.00
0.00
7,138.97
0.00
139,773.62
199,309.53
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
3,064,137.55
0.00
0.00
7,138.97
278,888.03
3,335,886.61
199,309.53
September 2021
INTEREST DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Interest
Fees
Scheduled Interest
3,077,877.72
Master Servicing Fee
10,881.19
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
902.95
Deferred Interest
0.00
Operating Advisor Fee
752.47
Net Prepayment Shortfall
0.00
Total Special Servicing Fees Collected:
7,000.00
Net Prepayment Interest Excess
0.00
Workout Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Liquidation Fee
0.00
Interest Collections
3,077,877.72
Special Serv Fee plus Adj.
7,000.00
CREFC Intellectual Property Royalty License Fee
300.97
CCRE Strip
902.59
Principal
Miscellaneous Fee
0.00
Scheduled Principal
1,064,379.33
Fee Distributions
20,740.17
Unscheduled Principal
2,336,845.35
Principal Adjustments
0.00
Additional Trust Fund Expenses
Principal Collections
3,401,224.68
Reimbursed for Interest on Advances
138.97
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other
Additional Trust Fund Expenses
138.97
Yield Maintenance
278,888.03
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
278,888.03
Interest Distribution
3,056,998.58
Principal Distribution
3,401,224.68
Yield Maintenance
278,888.03
Prepayment Premium
0.00
Payments to Certificateholders
6,737,111.29
Total Collections
6,757,990.43
Total Distribution
6,757,990.43
Funds Collection
Funds Distribution
September 2021
RECONCILIATION OF FUNDS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Stated Principal Balance
P&I Advances:
Beginning
Ending
Total
699,064,356.79
695,663,132.11
P & I Advances
Not Provided
Miscellaneous Advances
Not Provided
Outstanding P & I Advances
373,879.99
Ending pool Factor
0.684496
Ending Loan Count
68
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
28
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
5.2834238%
Controlling Class:
G
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Controlling Class Representative:
Prime Finance B-Piece Fund VII, L.P.
CCRE Strip for the Distribution Date
902.59
September 2021
ADDITIONAL RECONCILIATION DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

September 2021
INTEREST ADJUSTMENT RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
26,482,250.45
0.00
-278,888.03
6
3,500.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
11,857,974.73
0.00
0.00
19
3,500.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
9,252,889.35
0.00
0.00
29
0.00
0.00
0.00
0.00
0.00
0.00
138.97
0.00
0.00
3,352,599.65
0.00
0.00
69
50,945,714.18
Count:
Totals:
4
7,000.00
0.00
0.00
0.00
0.00
0.00
138.97
0.00
0.00
0.00
-278,888.03
Total Interest Shortfall hitting the Trust:
-271,749.06
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

September 2021
APPRAISAL REDUCTION REPORT
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
19
06/01/2021
2,969,677.33
09/07/2021
9,700,000.00
08/27/2020
0.00
60,202.22
Count:
Totals:
1
2,969,677.33
9,700,000.00
0.00
60,202.22

September 2021
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Various
01/06/24
05/14/18
2
Mixed Use
AZ
01/01/24
N
41,705,967.52
239,100.62
0.00
09/01/21
0.00
0
176,599.41
0.00
4.910
1.22
12/31/20
2A
Mixed Use
AZ
01/01/24
N
37,071,971.43
212,533.88
0.00
09/01/21
0.00
0
156,977.25
0.00
4.910
0.00
3
Office
PA
12/06/18
09/06/18
3A
Office
PA
12/06/18
09/06/18
4
Multifamily
MI
12/06/23
N
41,250,267.66
229,285.28
0.00
09/06/21
0.00
0
175,737.41
0.00
4.941
0.00
5
Mixed Use
GA
02/06/24
N
32,844,343.28
194,070.66
0.00
09/06/21
0.00
0
142,682.49
0.00
5.037
2.13
06/30/20
6
Various
03/06/24
N
26,482,250.45
164,148.64
2,336,845.35 08/04/21
09/06/21
0.00
0
121,284.37
278,888.03
4.880
1.92
12/31/20
7
Retail
NY
01/06/24
N
30,000,000.00
125,033.33
0.00
08/06/21
0.00
B
125,033.33
0.00
4.840
2.38
12/31/20
8
Office
NY
01/06/24
N
25,346,932.81
157,455.43
0.00
09/06/21
0.00
0
111,517.03
0.00
5.100
0.00
9
Multifamily
NY
02/06/24
N
23,337,448.52
147,979.63
0.00
09/06/21
0.00
0
107,699.90
0.00
5.350
1.30
12/31/20
10
Office
IL
02/06/24
N
23,286,464.85
135,587.52
0.00
09/06/21
0.00
0
98,122.80
0.00
4.886
1.63
12/31/20
11
Office
CA
03/06/24
N
20,000,000.00
80,927.22
0.00
09/06/21
0.00
0
80,927.22
0.00
4.699
0.00
12
Various
02/06/19
12/06/18
13
Retail
NY
01/06/24
N
17,060,105.94
98,090.36
0.00
09/06/21
0.00
0
72,665.24
0.00
4.939
1.58
12/31/20
14
Mobile Home
MI
10/06/23
N
15,160,847.12
99,465.31
0.00
09/06/21
0.00
0
74,797.10
0.00
5.720
0.00
15
Multifamily
TX
12/06/23
N
14,976,686.95
96,630.82
0.00
09/06/21
0.00
0
71,180.97
0.00
5.510
2.05
12/31/20
16
Retail
TX
02/06/24
N
14,198,009.98
88,371.43
0.00
09/06/21
0.00
0
62,972.76
0.00
5.142
1.24
12/31/20
17
Retail
AZ
01/06/24
N
13,973,356.67
80,753.32
0.00
09/06/21
0.00
0
60,131.35
0.00
4.990
1.52
12/31/20
18
Multifamily
IN
01/06/24
N
13,346,855.40
76,555.99
0.00
09/06/21
0.00
0
56,573.29
0.00
4.915
2.19
12/31/20
19
Retail
05/20/20 AL
01/01/24
N
11,857,974.73
75,049.98
0.00
06/01/21
0.00
2
54,315.40
0.00
5.310
0.82
12/31/20
20
Office
TX
01/06/24
N
11,485,262.05
72,473.11
0.00
09/06/21
0.00
0
54,579.28
0.00
5.510
1.87
12/31/20
21
Various
11/06/23
N
10,980,441.96
70,027.20
0.00
09/06/21
0.00
0
51,288.26
0.00
5.415
0.00
22
Mixed Use
CA
02/06/24
N
10,947,488.08
70,094.95
0.00
09/06/21
0.00
0
51,558.59
0.00
5.460
1.43
12/31/20
23
Various
01/06/24
N
11,313,477.64
68,319.88
0.00
09/06/21
0.00
0
51,204.21
0.00
5.248
1.78
12/31/20
24
Multifamily
KY
01/01/24
N
10,643,914.41
64,664.59
0.00
09/01/21
0.00
0
47,407.86
0.00
5.164
0.00
25
Multifamily
CA
09/06/23
N
10,436,792.86
64,198.76
0.00
09/06/21
0.00
0
44,749.81
0.00
4.970
0.00
26
Retail
MS
02/06/24
N
9,211,124.40
57,539.94
0.00
09/06/21
0.00
0
41,175.62
0.00
5.182
1.73
12/31/20
27
Mixed Use
UT
12/05/23
N
9,239,959.58
55,258.81
0.00
09/05/21
0.00
0
39,135.23
0.00
4.910
1.82
12/31/20
28
Office
GA
01/06/24
N
8,934,608.05
55,958.91
0.00
09/06/21
0.00
0
40,016.91
0.00
5.192
1.35
12/31/20
29
Retail
08/04/20 PA
02/06/24
N
9,252,889.35
54,425.38
0.00
08/06/21
0.00
B
39,821.90
0.00
4.990
0.94
12/31/19
30
Mixed Use
CA
10/06/23
N
8,654,288.01
52,285.35
0.00
09/06/21
0.00
0
35,615.96
0.00
4.770
0.00
31
Lodging
GA
12/06/23
N
7,780,427.64
49,806.02
0.00
09/06/21
0.00
0
36,375.67
0.00
5.420
0.84
12/31/20
32
Retail
FL
01/06/19
12/05/18
33
Mixed Use
WA
02/05/19
01/31/19
34
Various
01/06/19
07/15/16
35
Mixed Use
NY
01/06/24
06/25/21
36
Retail
TX
01/06/24
N
7,890,085.02
44,849.96
0.00
09/06/21
0.00
0
35,135.46
0.00
5.165
1.80
12/31/20
37
Multifamily
TX
08/06/23
N
7,047,469.33
45,875.88
0.00
09/06/21
0.00
0
33,981.03
0.00
5.590
0.00
38
Retail
TX
01/06/24
N
6,842,421.23
43,333.59
0.00
09/06/21
0.00
0
32,751.64
0.00
5.550
1.44
12/31/20
39
Various
01/06/24
N
6,937,999.83
41,865.26
0.00
09/06/21
0.00
0
31,353.23
0.00
5.240
1.66
12/31/20

September 2021
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
40
Retail
CA
10/06/23
N
6,399,348.76
40,197.91
0.00
09/06/21
0.00
0
28,843.71
0.00
5.225
0.00
41
Retail
CA
01/05/24
N
6,393,208.19
40,857.82
0.00
09/05/21
0.00
0
29,889.71
0.00
5.420
2.49
12/31/20
42
Multifamily
VA
01/06/24
06/04/20
43
Retail
CA
01/05/24
N
6,256,764.49
39,040.88
0.00
09/05/21
0.00
0
27,796.88
0.00
5.150
1.36
12/31/20
44
Retail
GA
02/06/24
N
6,398,019.20
36,939.99
0.00
09/06/21
0.00
0
28,521.11
0.00
5.170
1.66
12/31/20
45
Various
11/06/23
N
5,491,847.10
43,272.85
0.00
09/06/21
0.00
0
26,775.91
0.00
5.645
0.00
46
Multifamily
FL
02/06/19
12/06/18
47
Mobile Home
IL
03/06/24
N
4,736,857.39
33,664.20
0.00
09/06/21
0.00
0
20,512.78
0.00
5.015
1.41
12/31/20
48
Multifamily
TX
11/06/23
N
5,027,189.86
32,060.65
0.00
09/06/21
0.00
0
23,481.37
0.00
5.415
0.00
49
Lodging
07/07/20 CO
03/05/24
N
4,651,608.55
34,021.61
0.00
09/05/21
0.00
0
21,727.31
0.00
5.410
0.00
50
Multifamily
AZ
01/01/24
N
4,938,874.91
30,712.75
0.00
09/01/21
0.00
0
22,789.62
0.00
5.350
2.22
12/31/20
51
Retail
LA
01/05/24
N
4,787,107.69
30,297.96
0.00
09/05/21
0.00
0
21,927.32
0.00
5.310
1.85
12/31/20
52
Retail
VA
01/06/19
11/28/18
53
Multifamily
NC
10/05/23
N
4,880,014.00
28,569.42
0.00
09/05/21
0.00
0
21,546.40
0.00
5.120
0.00
54
Multifamily
FL
01/01/24
N
4,604,974.35
28,990.69
0.00
09/01/21
0.00
0
20,855.10
0.00
5.250
1.37
12/31/20
55
Multifamily
IL
02/06/24
N
4,503,611.38
28,861.32
0.00
09/06/21
0.00
0
21,249.12
0.00
5.470
1.54
12/31/20
56
Office
CA
12/06/23
N
4,432,369.23
27,191.19
0.00
09/06/21
0.00
0
18,890.12
0.00
4.940
0.00
57
Multifamily
IL
01/06/24
N
4,566,797.25
26,676.65
0.00
09/06/21
0.00
0
19,310.28
0.00
4.903
1.35
12/31/20
58
Retail
CA
01/05/24
N
4,408,650.51
27,779.37
0.00
09/05/21
0.00
0
20,003.96
0.00
5.260
2.03
12/31/20
59
Multifamily
FL
11/06/23
N
4,399,258.19
27,796.29
0.00
09/06/21
0.00
0
20,150.57
0.00
5.310
0.00
60
Retail
MD
02/06/24
N
4,379,070.93
27,184.37
0.00
09/06/21
0.00
0
19,311.33
0.00
5.112
2.60
12/31/20
61
Retail
CO
12/06/23
N
4,900,000.00
20,886.25
0.00
09/06/21
0.00
0
20,886.25
0.00
4.950
1.99
12/31/20
62
Retail
DE
02/05/24
N
4,277,082.35
26,214.49
0.00
09/05/21
0.00
0
18,338.43
0.00
4.970
2.01
12/31/20
63
Retail
IN
12/06/23
N
3,809,226.95
27,564.07
0.00
09/06/21
0.00
0
16,907.23
0.00
5.140
2.07
12/31/20
64
Office
TX
01/01/24
N
4,016,662.94
25,376.78
0.00
09/01/21
0.00
0
18,329.12
0.00
5.290
1.74
12/31/20
65
Retail
IL
02/06/24
N
4,340,235.76
25,058.62
0.00
09/06/21
0.00
0
19,925.33
0.00
5.325
1.39
12/31/20
66
Retail
TX
12/06/23
N
3,821,599.83
24,399.44
0.00
09/06/21
0.00
0
17,768.31
0.00
5.390
1.69
12/31/20
67
Multifamily
TX
12/06/23
10/27/16
68
Multifamily
OR
01/06/24
N
3,395,002.78
21,811.59
0.00
09/06/21
0.00
0
16,047.84
0.00
5.480
2.89
12/31/20
69
Multifamily
TX
02/05/24
N
3,352,599.65
21,409.39
0.00
08/05/21
0.00
B
15,702.88
0.00
5.430
1.34
12/31/20
70
Retail
SC
02/05/24
N
3,113,618.29
19,186.95
0.00
09/05/21
0.00
0
13,510.88
0.00
5.030
1.43
12/31/20
71
Self Storage
AZ
01/05/24
N
3,020,429.01
18,880.44
0.00
09/05/21
0.00
0
13,470.87
0.00
5.170
0.00
72
Retail
TX
01/01/24
N
2,744,132.54
20,482.24
0.00
09/01/21
0.00
0
13,291.19
0.00
5.610
0.00
73
Multifamily
SC
12/06/23
N
2,828,016.40
17,426.85
0.00
09/06/21
0.00
0
12,174.40
0.00
4.990
3.08
12/31/20
74
Various
10/06/23
N
2,818,071.96
18,568.80
0.00
09/06/21
0.00
0
14,024.48
0.00
5.770
0.00
75
Various
01/06/24
N
2,629,560.30
16,510.41
0.00
09/06/21
0.00
0
11,840.86
0.00
5.220
0.00
76
Self Storage
VA
01/05/24
N
1,933,437.15
17,811.73
0.00
09/05/21
0.00
0
9,114.54
0.00
5.450
0.00
77
Retail
GA
02/06/24
N
2,252,420.26
14,231.70
0.00
09/06/21
0.00
0
10,317.09
0.00
5.310
1.98
12/31/20
78
Multifamily
MI
12/06/23
N
1,657,331.21
10,304.37
0.00
09/06/21
0.00
0
7,277.44
0.00
5.090
2.00
12/31/20
695,663,132.11
4,142,257.05
2,336,845.35
0.00
80
Totals:
Count:
3,077,877.72
278,888.03

September 2021
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

September 2021
HISTORICAL LOAN MODIFICATION REPORT
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance
16
14,198,009.98
No comment provided
14,198,009.98

September 2021
REO STATUS REPORT
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

September 2021
ADDITIONAL RECONCILIATION DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

September 2021
MATERIAL BREACHES AND DOCUMENT DEFECTS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

September 2021
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
0M to 4.9M
29
$110,198,621.76
15.84%
5M to 9.9M
16
$117,757,650.04
16.93%
10M to 14.9M
11
$134,160,260.73
19.29%
15M to 19.9M
2
$32,220,953.06
4.63%
20M to 24.9M
3
$66,623,913.37
9.58%
25M to 29.9M
2
$51,829,183.26
7.45%
30M to 34.9M
2
$62,844,343.28
9.03%
35M to 39.9M
1
$37,071,971.43
5.33%
40M to 44.9M
2
$82,956,235.18
11.92%
Total
68
$695,663,132.11
100.00%
Remaining Principal Balance
Count
Balance ($)
%
4.500% - 4.740%
1
$20,000,000.00
2.87%
4.750% - 4.990%
18
$302,765,434.95
43.52%
5.000% - 5.240%
20
$174,600,735.95
25.10%
5.250% - 5.490%
21
$131,730,222.93
18.94%
5.500% - 5.740%
7
$63,748,666.32
9.16%
5.750% - 5.990%
1
$2,818,071.96
0.41%
Total
68
$695,663,132.11
100.00%
Gross Rate
Total Weighted Average Rate: 5.11%

September 2021
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
ARIZONA
5
$100,710,599.54
14.48%
NEW YORK
4
$95,744,487.27
13.76%
TEXAS
11
$81,402,119.38
11.70%
CALIFORNIA
9
$77,928,910.13
11.20%
UNDEFINED
7
$66,653,649.24
9.58%
GEORGIA
5
$58,209,818.43
8.37%
MICHIGAN
3
$58,068,445.99
8.35%
ILLINOIS
5
$41,433,966.63
5.96%
INDIANA
2
$17,156,082.35
2.47%
ALABAMA
1
$11,857,974.73
1.70%
KENTUCKY
1
$10,643,914.41
1.53%
COLORADO
2
$9,551,608.55
1.37%
PENNSYLVANIA
1
$9,252,889.35
1.33%
UTAH
1
$9,239,959.58
1.33%
MISSISSIPPI
1
$9,211,124.40
1.32%
FLORIDA
2
$9,004,232.54
1.29%
SOUTH CAROLINA
2
$5,941,634.69
0.85%
NORTH CAROLINA
1
$4,880,014.00
0.70%
LOUISIANA
1
$4,787,107.69
0.69%
MARYLAND
1
$4,379,070.93
0.63%
DELAWARE
1
$4,277,082.35
0.61%
OREGON
1
$3,395,002.78
0.49%
VIRGINIA
1
$1,933,437.15
0.28%
Total
68
$695,663,132.11
100.00%
Geographic Distribution by State
Count
Balance ($)
%
Lodging
2
$12,432,036.19
1.79%
Mixed Use
6
$140,464,017.90
20.19%
Mobile Home Park
2
$19,897,704.51
2.86%
Multifamily
18
$165,193,105.11
23.75%
Office
7
$97,502,299.93
14.02%
Retail
24
$188,566,453.07
27.11%
Self Storage
2
$4,953,866.16
0.71%
Various
7
$66,653,649.24
9.58%
Total
68
$695,663,132.11
100.00%
Property Type

September 2021
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
90 - 92
55
$574,828,696.46
82.63%
93 - 95
13
$120,834,435.65
17.37%
Total
68
$695,663,132.11
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 92
Count
Balance ($)
%
24 - 26
1
$7,047,469.33
1.01%
27 - 29
63
$632,744,946.39
90.96%
30 - 32
4
$55,870,716.39
8.03%
Total
68
$695,663,132.11
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 28

September 2021
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
0.000 - 0.490
22
$235,020,192.24
33.78%
0.500 - 0.990
1
$9,252,889.35
1.33%
1.000 - 1.490
14
$170,547,936.12
24.52%
1.500 - 1.990
15
$131,680,912.05
18.93%
2.000 - 2.490
12
$133,659,112.24
19.21%
2.500 - 2.990
1
$3,395,002.78
0.49%
3.000 - 3.490
3
$12,107,087.33
1.74%
Total
68
$695,663,132.11
100.00%
DSCR
Total Weighted Average DSCR: 1.15
Count
Balance ($)
%
Amortizing Balloon
44
$305,655,513.09
43.94%
IO Maturity Balloon
3
$54,900,000.00
7.89%
IO/Amortizing/Balloon
21
$335,107,619.02
48.17%
Total
68
$695,663,132.11
100.00%
Amortization Type

September 2021
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
A
B
C
D
E
35
7,951,404.74
1,443,359.98
0.00
0.00
0.00
0.00
Jul 2021
0.00
1,443,359.98
0.00
0.00
1
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
0.00
0.00
0.00
0.00
1,443,359.98
1,443,359.98
0.00
0.00
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

September 2021
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
11,857,974.73
0.00
1
0
0.00
0
0
0.00
0
0.00
Sep 2021
0.00
0.0%
1.7%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
2
0.00
15,237,015.47
0
0
0.00
0
0
0.00
0
0.00
Aug 2021
0.00
2.2%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
11,899,349.51
0
0
0.00
0
0
0.00
0
0.00
Jul 2021
0.00
1.7%
0.0%
0.0%
0.0%
0.0%
0.0%
1
7,951,404.74
1.1%
2
9,297,795.88
19,873,050.95
1
0
0.00
0
0
0.00
0
0.00
Jun 2021
0.00
2.8%
1.3%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
19,904,404.96
9,312,207.22
2
0
0.00
0
0
0.00
0
0.00
May 2021
0.00
1.3%
2.8%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
11,964,199.38
7,974,336.01
1
0
0.00
0
0
0.00
0
0.00
Apr 2021
0.00
1.1%
1.7%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
11,984,450.46
0
0
0.00
0
0
0.00
0
0.00
Mar 2021
0.00
1.7%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
3
0.00
22,259,620.08
0
1
12,009,899.55
0
0
0.00
0
0.00
Feb 2021
0.00
3.1%
0.0%
1.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
4,751,879.23
8,010,088.12
1
1
12,029,942.62
0
0
0.00
0
0.00
Jan 2021
0.00
1.1%
0.7%
1.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
9,388,452.36
4,763,708.57
1
1
12,049,894.46
0
0
0.00
0
0.00
Dec 2020
0.00
0.7%
1.3%
1.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
2
0.00
14,303,773.71
0
1
12,071,527.93
0
0
0.00
0
0.00
Nov 2020
0.00
2.0%
0.0%
1.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
2
20,134,332.22
0
0
0.00
0
0.00
Oct 2020
0.00
0.0%
0.0%
2.8%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
21,545,673.31
4,800,294.35
2
1
8,054,710.80
0
0
0.00
0
0.00
Sep 2020
0.00
0.7%
3.0%
1.1%
0.0%
0.0%
0.0%
0
0.00
0.0%
2
8,065,153.35
21,579,081.43
1
1
4,811,899.19
0
0
0.00
0
0.00
Aug 2020
0.00
3.0%
1.1%
0.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
4,823,450.22
8,075,548.72
1
1
12,151,802.40
0
0
0.00
0
0.00
Jul 2020
0.00
1.1%
0.7%
1.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

September 2021
Delinquency Summary Report
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
67
683,805,157.38
98.30%
683,825,467.38
0
0.00
0.00%
0.00
1
11,857,974.73
1.70%
11,921,646.21
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
68
695,663,132.11
100.00%
695,747,113.59
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
67
683,805,157.38
98.30%
683,825,467.38
0
0.00
0.00%
0.00
1
11,857,974.73
1.70%
11,921,646.21
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
68
695,663,132.11
100.00%
695,747,113.59
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

September 2021
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
7,951,404.74
14,000,000.00
6,828,051.46
320,006.70
6,508,044.76
1,443,359.98
35
3
Jul 2021
6,828,051.46
320,006.70
6,508,044.76
1,443,359.98
Count:
Totals:
1
7,951,404.74
14,000,000.00
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

September 2021
ADDITIONAL LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Asset Name
Rule 15 Ga-1
Asset Originator
Ending Balance
Most Recent Appraisal
Repurchase/Replacement
Status
Specially Serviced Loans That Are Not Delinquent
Count
Balance
1
9,252,889.35

Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each
Certificateholder and Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate
Administrator's Website; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting
Certificateholders for the reasonable expenses of posting such notices.
September 2021
INVESTOR NOTICE
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19